Property, Plant and Equipment - Schedule of Depreciation, Amortization, Accretion, and Depletion (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 14,966,798	$ 15,483,322
Accretion expense (see Note 2)	433	0
Depletion expense (see Note 2)	2,270	0
Amortization expense (see Note 5)	2,267,750	2,267,750
Depreciation, depletion, accretion and amortization	$ 17,237,251	$ 17,751,072